Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Schedule Of Property And Equipment Depreciation Annual Rates

%

Computers and peripheral equipment	33
Office furniture and equipment	6- 15

Schedule Of Other Intangible Assets Depreciation Annual Rates

%

Core technology	18
Customer relationships and distribution network	18
Capitalized software development costs (see l below)	33
Trademarks	30
Covenant not to compete	49

Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis

	2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Marketable securities:
Corporate debentures	$-	$194,553	$-	$194,553
U.S. Treasuries	-	13,443	-	13,443
U.S. Government agency debentures	-	375	-	375
Israeli Treasury Bills	-	106,574	-	106,574

Total marketable securities	$-	$314,945	$-	$314,945

Derivative assets	$-	$2,795	$-	$2,795

Derivative liabilities	$-	$(4,107)	$-	$(4,107)

	2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Marketable securities:
Corporate debentures	$-	$202,834	$-	$202,834
U.S. Treasuries	-	19,482	-	19,482
U.S. Government agency debentures	-	10,748	-	10,748
Israeli Treasury Bills	-	125,067	-	125,067

Total marketable securities	$-	$358,131	$-	$358,131

Derivative assets	$-	$9,587	$-	$9,587

Derivative liabilities	$-	$(2,948)	$-	$(2,948)